Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	¥ 27,735,262	$ 3,915,917	¥ 117,080,588
Allowance for credit losses, net of recovery	(3,951,391)	(549,690)	(80,857,764)
Deconsolidation of Fe-da and subsidiaries			(8,487,562)
Exchange rate difference	321,564	(12,847)
Ending balance	¥ 24,105,435	$ 3,353,380	¥ 27,735,262